Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2023	2022

Cash and banks	37,029	59,959
Unrestrictedly available financial investments:
CDB’s / “Operações compromissadas”	3,040,902	2,488,754

	3,077,931	2,548,713